--------------------------------------------------------------------------------
DEAR SHAREHOLDERS:

INVESTORS MUNICIPAL CASH FUND
--------------------------------------------------------------------------------

           We are pleased to provide you with the Investors Municipal Cash Fund annual report for the year ended March 31, 1998. The Investors
Municipal Cash Fund series includes Tax-Exempt New York Money Market Fund, Investors Pennsylvania Municipal Cash Fund, Investors Florida Municipal Cash Fund and Investors New Jersey Municipal Cash Fund.

Your fund's management greatly appreciates your decision to invest in Investors Municipal Cash Fund. During the past year the Fund registered solid performance and achieved its objective of providing maximum current income exempt from Federal, and where applicable, state income taxes, while maintaining stability of principal.

ECONOMIC REVIEW AND OUTLOOK
Strong economic indicators prove that the U.S. economy's growth is still surprisingly robust. Inflation has disappeared from the economy for the second time in three months in March and is down for the first quarter of 1998; consumer spending is high, unemployment is low and GDP growth continues to remain strong with an outlook of at least a 3.5% growth rate this quarter. Inflation is expected to accelerate later this year, but still be relatively moderate.

Under these conditions, Investors Municipal Cash Fund should offer the opportunity for attractive yields and should continue to be an excellent place to invest your money.

Your fund's management thanks you for the confidence you have shown through your investment and continues its dedication to performance. We look forward to serving your investment needs for years to come.

Sincerely,

Frank J. Rachwalski
Frank J. Rachwalski
Vice President and Portfolio Manager

May 18, 1998

Frank Rachwalski is a Managing Director of Scudder Kemper Investments, Inc. and Vice President and Portfolio Manager of Investors Municipal Cash Fund. Mr. Rachwalski holds B.B.A. and M.B.A. degrees from Loyola University.
PORTFOLIO RESULTS
Tax-Exempt New York Money Market Fund had a net yield for the year ended March 31, 1998, of 2.86% and a tax-equivalent yield of 5.06%.

Investors Pennsylvania Municipal Cash Fund had a net annualized yield for the period May 21, 1997 to March 31, 1998 of 2.78% and a tax-equivalent yield of 4.55%.

Investors Florida Municipal Cash Fund had a net annualized yield for the period May 22, 1997 to March 31, 1998 of 2.77% and a tax-equivalent yield of 4.40%.

Investors New Jersey Municipal Cash Fund had a net annualized yield for the period May 23, 1997 to March 31, 1998 of 2.56% and a tax-equivalent yield of 4.35%.

NOTES
Investors Michigan Municipal Cash Fund commenced operations on April 6, 1998.

An investment in a fund is neither insured nor guaranteed by the U.S. Government, and there can be no assurance that a fund will be able to maintain a stable net asset value of $1.00 per share.

Each fund's net yield for the year ended March 31, 1998, is the annualized sum of the daily dividend rates for the period. Yields are historical and may not represent future yields, which will fluctuate.

For Tax-Exempt New York Money Market Fund, the tax-equivalent yield is based upon the fund's yield and a 43.5% combined Federal, State of New York and New York City marginal income tax rate. For Investors Pennsylvania Municipal Cash Fund, the tax-equivalent yield is based upon the fund's yield and a 38.9% combined Federal and State of Pennsylvania marginal income tax rate. Investors Florida Municipal Cash Fund's tax-equivalent yield is based upon the fund's yield and a 37.1% Federal income tax rate. For Investors New Jersey Municipal Cash Fund, the tax-equivalent yield is based upon the fund's yield and a 41.1% combined Federal and State of New Jersey marginal income tax rate. Income may be subject to local taxes and for some investors, the alternative minimum tax for all funds.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated above. The manager's views are subject to change at any time, based on market and other conditions.

Investors Municipal Cash Fund                                                  2
--------------------------------------------------------------------------------
TAX-EXEMPT NEW YORK MONEY MARKET FUND
Investments at March 31, 1998
(Value in thousands)

--------------------------------------------------------------------------------

                                                    Value
(A)VARIABLE RATE DEMAND SECURITIES
New York State
  Energy Research and Development Authority:
    Brooklyn Union Gas Project
      3.60%                                        $  4,480
    Electric & Gas Corp. Project
      3.65%                                           1,500
    Niagara Mohawk Power Corp. Project
      3.83%                                          19,750
  Housing Finance Agency:
    East 84th Street
      3.60%                                           2,000
    Hospital for Special Surgery
      3.30%                                             960
    Normandie Court I
      3.50%                                           1,500
    Trackside Homes Phase III
      3.60%                                             195
    250 West 50th Street
      3.60%                                           1,500
  Job Development Authority
      3.94%                                           2,855
  Local Government Assistance Corp.
      3.45%                                           2,500
  Medical Care Facilities Finance Agency:
    Lenox Hill Hospital Project
      3.60%                                             600
    Pooled Equipment Loan Program
      3.60%                                             300
-----------------------------------------------------------
Babylon
  Industrial Development Agency:
    J. D'Addario & Co., Inc. Project
      3.60%                                           2,100
    OFS Equity of Babylon, Inc. Project
      3.70%                                           2,000
-----------------------------------------------------------

                                                    Value
Franklin County
Industrial Development Agency
      3.95%                                        $    300
-----------------------------------------------------------
New York City
  General Obligation
      3.77%                                          12,800
  Health and Hospitals Corp.
      3.50%                                           2,000
  Housing Development Corp.:
    Columbus Gardens Project
      3.45%                                           3,800
    100 Jane Street
      3.65%                                           3,700
    West 43rd Street
      3.65%                                             700
  Municipal Water Finance Authority
      4.00%                                           4,700
  Trust for Cultural Resources
      3.35%                                           1,500
-----------------------------------------------------------
St. Lawrence County
Industrial Development Agency
      3.70%                                             500
-----------------------------------------------------------

TOTAL VARIABLE RATE DEMAND
SECURITIES--69.4%
(average maturity: 4 days)                           72,240
-----------------------------------------------------------

 Investors Municipal Cash Fund                                                 3
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                    Value
OTHER SECURITIES
New York State
  Dormitory Authority:
    Columbia University
      3.50%, 6/22/98                               $  1,845
    Memorial Sloan-Kettering Cancer Center
      3.05% - 3.60%, 4/3/98 - 5/11/98                 3,800
    Second Short-Term Revenue Notes
      3.75% - 4.00%, 5/14/98 - 6/26/98                3,237
  Environmental Facilities Corp.
      3.00%, 4/3/98                                   2,000
  General Obligation
      3.65%, 6/25/98                                  5,000
  Power Authority
      3.30% - 3.65%, 5/1/98                           4,850
-----------------------------------------------------------
New York City
Municipal Water Finance Authority
      3.45%, 5/8/98                                   3,500
-----------------------------------------------------------
Buffalo
Revenue Anticipation Notes
      3.82%, 8/5/98                                   3,006
-----------------------------------------------------------

                                                    Value
Monroe County
General Obligation
      3.25% - 3.35%, 5/11/98                       $  3,000
-----------------------------------------------------------
Nassau County
  Bond Anticipation Notes
      3.60%, 8/17/98                                  3,005
  Revenue Anticipation Notes
      3.85%, 4/10/98                                  2,000
-----------------------------------------------------------

TOTAL OTHER SECURITIES--33.8%
(average maturity: 60 days)                          35,243
-----------------------------------------------------------

TOTAL INVESTMENTS--103.2%
(average maturity: 22 days)                         107,483
-----------------------------------------------------------

LIABILITIES, LESS OTHER ASSETS--(3.2%)               (3,285)
-----------------------------------------------------------

NET ASSETS--100%                                   $104,198
-----------------------------------------------------------

See accompanying Notes to Portfolios of Investments.

Investors Municipal Cash Fund                                                  4
--------------------------------------------------------------------------------
INVESTORS PENNSYLVANIA MUNICIPAL CASH FUND
Investments at March 31, 1998
(Value in thousands)

--------------------------------------------------------------------------------

                                                     Value
(A)VARIABLE RATE DEMAND SECURITIES
PENNSYLVANIA OBLIGATIONS
-----------------------------------------------------------
Pennsylvania State
  Higher Education Assistance Agency
      3.80%                                          $  100
  Higher Education Facilities Authority
      3.70%                                             100
-----------------------------------------------------------
Allegheny County
Industrial Development Authority
      3.70%                                             100
-----------------------------------------------------------
Chester County
Industrial Development Authority
      3.90%                                             100
-----------------------------------------------------------
Dauphin County
General Authority
      3.75%                                             100
-----------------------------------------------------------
Delaware County
Industrial Development Authority
      3.80%                                             100
-----------------------------------------------------------
Emmaus
General Authority
      3.70%                                             100
-----------------------------------------------------------
Erie County
Hospital Authority
      3.80%                                             100
-----------------------------------------------------------
Gettysburg
Industrial Development Authority
      3.75%                                             100
-----------------------------------------------------------
Indiana County
Industrial Development Authority
      3.65%                                             100
-----------------------------------------------------------
Lehigh County
  Industrial Development Authority
      3.40%                                             100
  Lehigh Valley Hospital
      3.70%                                             100
-----------------------------------------------------------

                                                     Value
Northumberland County
Foster Wheeler Mount Carmel Project
      3.80%                                          $   95
-----------------------------------------------------------
Philadelphia
  Authority for Industrial Development
    Fox Chase Cancer Center Project
      3.75%                                             100
    Harbor View Towers Project
      4.15%                                             100
-----------------------------------------------------------
Quakertown
Hospital Authority
      3.75%                                             100
-----------------------------------------------------------
Schuylkill County
Industrial Development Authority
      3.70%                                             100
-----------------------------------------------------------
Washington County
Higher Education Pooled Equipment Leasing Program
      3.75%                                             100
-----------------------------------------------------------
OTHER OBLIGATIONS
-----------------------------------------------------------
Florida
Hillsborough County
Industrial Development Authority
      3.80%                                             100
-----------------------------------------------------------
Puerto Rico
Government Development Bank
      3.38%                                             100
-----------------------------------------------------------

TOTAL VARIABLE RATE DEMAND
SECURITIES--62.4%
(average maturity: 6 days)                            1,995
-----------------------------------------------------------

Investors Municipal Cash Fund                                                  5
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                     Value
OTHER SECURITIES
Allegheny County
Industrial Development Authority
      3.35%, 6/12/98                                 $  200
-----------------------------------------------------------
Beaver County
Industrial Development Authority
      3.60%, 7/20/98                                    100
-----------------------------------------------------------
Carbon County
Industrial Development Authority
      3.25%, 4/3/98                                     100
-----------------------------------------------------------
Delaware County
Industrial Development Authority
      3.50%, 4/28/98                                    100
-----------------------------------------------------------
Montgomery County
Industrial Development Authority
      3.30%, 5/12/98                                    100
-----------------------------------------------------------

                                                     Value

Philadelphia
Gas Works Revenue
      3.40%, 4/15/98                                 $  500
-----------------------------------------------------------
Venango
Industrial Development Authority
      3.55%, 6/25/98                                    100
-----------------------------------------------------------

TOTAL OTHER SECURITIES--37.6%
(average maturity: 41 days)                           1,200
-----------------------------------------------------------

TOTAL INVESTMENTS AND NET ASSETS--100%
(average maturity: 19 days)                          $3,195
-----------------------------------------------------------

See accompanying Notes to Portfolios of Investments.

Investors Municipal Cash Fund                                                  6
--------------------------------------------------------------------------------
INVESTORS FLORIDA MUNICIPAL CASH FUND
Investments at March 31, 1998
(Value in thousands)

--------------------------------------------------------------------------------

                                                     Value
(A)VARIABLE RATE DEMAND SECURITIES
FLORIDA OBLIGATIONS
-----------------------------------------------------------
Dade County
  Aviation Facilities
      3.65%                                          $  360
  Capital Asset Acquisition
      4.35%                                             400
  Industrial Development Authority
    Dolphins Stadium Project
      3.70%                                             300
    Stephen Greene Project
      3.75%                                             385
-----------------------------------------------------------
Hillsborough County
Industrial Development Authority
      3.80%                                             500
-----------------------------------------------------------
Jacksonville
  Industrial Development Authority
      3.70%                                             300
  Trailer Marine Transport Corp. Project
      3.45%                                             300
-----------------------------------------------------------
Lake Wales
Medical Centers Revenue
      3.70%                                             300
-----------------------------------------------------------
Orlando
Republic Drive Interchange Project
      3.65%                                             200
-----------------------------------------------------------
Pinellas County
Health Revenue
      3.65%                                             300
-----------------------------------------------------------
St. Lucie County
Pollution Control Revenue
      3.85%                                             300
-----------------------------------------------------------
OTHER OBLIGATIONS
-----------------------------------------------------------
California
Los Angeles International Airport
      3.75%                                             200
-----------------------------------------------------------
District of Columbia
General Obligation
      3.85%                                             200
-----------------------------------------------------------

                                                     Value
Montana
Forsyth
Pollution Control Revenue
      3.70%                                          $  200
-----------------------------------------------------------
New York
  Babylon
  Industrial Development Authority
      3.70%                                             100
  New York City
  General Obligation
      3.80%                                             225
-----------------------------------------------------------
Oregon
Port of Morrow
Portland General Electric Co. Boardman Project
      4.10%                                             300
-----------------------------------------------------------
Texas
Brazos River Authority
Pollution Control Revenue
      4.05%                                             100
-----------------------------------------------------------

TOTAL VARIABLE RATE DEMAND
SECURITIES--65.3%
(average maturity: 4 days)                            4,970
-----------------------------------------------------------

OTHER SECURITIES
Hillsborough County
Aviation Authority
      3.50%, 7/17/98                                    500
-----------------------------------------------------------
Jacksonville
Electric Authority
      3.35%, 6/12/98                                    200
-----------------------------------------------------------
Orange County
  Commercial Paper Notes
      3.00% - 3.15%, 4/2/98                             300
  West Orange Memorial Hospital Tax District
      3.35%, 4/27/98                                    200
-----------------------------------------------------------
Orlando
Capital Improvement Revenue
      3.60%, 6/11/98                                    200
-----------------------------------------------------------

 Investors Municipal Cash Fund                                                 7
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                     Value
Pinellas County
Educational Facilities Authority
      3.00%, 4/6/98                                  $  100
-----------------------------------------------------------
Sarasota County
Public Hospital District
      3.20%, 4/3/98                                     200
-----------------------------------------------------------
Sunshine State Governmental Financing Commission
      3.15% - 3.55%, 4/13/98 - 6/23/98                  800
-----------------------------------------------------------
Puerto Rico
Government Development Bank
      3.25%, 4/8/98                                     100
-----------------------------------------------------------

TOTAL OTHER SECURITIES--34.2%
(average maturity: 58 days)                           2,600
-----------------------------------------------------------

TOTAL INVESTMENTS--99.5%
(average maturity: 23 days)                           7,570
-----------------------------------------------------------

CASH AND OTHER ASSETS, LESS LIABILITIES--.5%             41
-----------------------------------------------------------

NET ASSETS--100%                                     $7,611
-----------------------------------------------------------

See accompanying Notes to Portfolios of Investments.

Investors Municipal Cash Fund                                                 8
--------------------------------------------------------------------------------
INVESTORS NEW JERSEY MUNICIPAL CASH FUND
Investments at March 31, 1998
(Value in thousands)

--------------------------------------------------------------------------------

                                                     Value
(A)VARIABLE RATE DEMAND SECURITIES
NEW JERSEY OBLIGATIONS
-----------------------------------------------------------
New Jersey State
  Economic Development Authority:
    400 International Drive Partners
      3.55%                                          $  200
    El Dorado Terminals Co.
      3.70%                                             100
    Epitaxx Inc. Project
      4.28%                                             200
    Hoffmann - La Roche Inc. Project
      3.45%                                             200
    National Utility Investors Corp. Project
      3.60%                                             200
    Natural Gas Co. Project
      3.30%                                             200
    Pollution Control Revenue
      3.38%                                             200
    TRU Urban Renewal Corp. Project
      3.80%                                             200
    Thermal Energy Facilities Revenue
      3.40%                                             100
  Sports and Exposition
      3.45%                                             200
  Turnpike Authority
      3.15%                                             200
-----------------------------------------------------------
Union County
Pollution Control Revenue
      3.40%                                             200
-----------------------------------------------------------
OTHER OBLIGATIONS
-----------------------------------------------------------
Alabama
Phenix City
Industrial Development Board
      3.80%                                             200
-----------------------------------------------------------
District of Columbia
General Obligation
      3.75%                                             200
-----------------------------------------------------------
Florida
Hillsborough County
Industrial Development Authority
      3.80%                                             200
-----------------------------------------------------------

                                                     Value
Oregon
Port of Morrow
Portland General Electric Co. Boardman Project
      4.10%                                          $  200
-----------------------------------------------------------

TOTAL VARIABLE RATE DEMAND
SECURITIES--64.3%
(average maturity: 3 days)                            3,000
-----------------------------------------------------------

OTHER SECURITIES
New Jersey State
  Economic Development Authority
      3.10%, 4/3/98                                     500
  Education Facilities Authority
      3.15%, 4/7/98                                     300
  Port Authority
      3.40%, 7/17/98                                    200
  Tax and Revenue Anticipation Notes
      3.60%, 5/13/98                                    100
-----------------------------------------------------------
Salem County
Pollution Control Revenue
      3.05% - 3.25% , 5/4/98                            200
-----------------------------------------------------------
Puerto Rico
Government Development Bank
      3.25%, 4/8/98                                     100
-----------------------------------------------------------
TOTAL OTHER SECURITIES--30.0%
(average maturity: 27 days)                           1,400
-----------------------------------------------------------
TOTAL INVESTMENTS--94.3%
(average maturity: 11 days)                           4,400
-----------------------------------------------------------

CASH AND OTHER ASSETS, LESS LIABILITIES--5.7%           265
-----------------------------------------------------------

NET ASSETS--100%                                     $4,665
-----------------------------------------------------------

NOTES TO PORTFOLIOS OF INVESTMENTS

Interest rates represent annualized yield to date of maturity, except for variable rate demand securities described in Note (a). For each security, cost (for financial reporting and federal income tax purposes) and carrying value are the same. Likewise, carrying value approximates principal amount.

(a) Variable rate demand securities are payable within five business days and are backed by credit support agreements from banks or insurance institutions. The rates shown are the current rates at March 31, 1998.
See accompanying Notes to Financial Statements.

Investors Municipal Cash Fund                                                  9
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT AUDITORS

--------------------------------------------------------------------------------

THE BOARD OF TRUSTEES AND SHAREHOLDERS
INVESTORS MUNICIPAL CASH FUND

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Tax-Exempt New York Money Market Fund, Investors Pennsylvania Municipal Cash Fund, Investors Florida Municipal Cash Fund and Investors New Jersey Municipal Cash Fund, comprising Investors Municipal Cash Fund, as of March 31, 1998, the related statements of operations and changes in net assets for the periods indicated therein and the financial highlights for each of the fiscal periods since 1994. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of March 31, 1998, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds comprising Investors Municipal Cash Fund at March 31, 1998, the results of their operations, the changes in their net assets and the financial highlights for the periods indicated therein in conformity with generally accepted accounting principles.

                                                               ERNST & YOUNG LLP

Chicago, Illinois
May 18, 1998

Investors Municipal Cash Fund                                                 10
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
March 31, 1998
(in thousands)

--------------------------------------------------------------------------------


ASSETS                                                            NEW YORK      PENNSYLVANIA      FLORIDA      NEW JERSEY

-------------------------------------------------------------------------------------------------------------------------
Investments, at amortized cost                                    $107,483         3,195           7,570         4,400
-------------------------------------------------------------------------------------------------------------------------
Cash                                                                   --             --              27           276
-------------------------------------------------------------------------------------------------------------------------
Receivable for:
  Interest                                                            330              9              28            13
-------------------------------------------------------------------------------------------------------------------------
  Fund shares sold                                                      8             --              --            --
-------------------------------------------------------------------------------------------------------------------------
    Total assets                                                  107,821          3,204           7,625         4,689
-------------------------------------------------------------------------------------------------------------------------
LIABILITIES AND NET ASSETS
-------------------------------------------------------------------------------------------------------------------------
Cash overdraft                                                      3,332              6              --            --
-------------------------------------------------------------------------------------------------------------------------
Payable for:
  Dividends                                                             7             --               1            --
-------------------------------------------------------------------------------------------------------------------------
  Fund shares redeemed                                                166              1              --            19
-------------------------------------------------------------------------------------------------------------------------
  Management fee                                                        3             --              --            --
-------------------------------------------------------------------------------------------------------------------------
  Distribution services fee                                            43              1               3             2
-------------------------------------------------------------------------------------------------------------------------
  Trustees' fees and other                                             72              1              10             3
-------------------------------------------------------------------------------------------------------------------------
    Total liabilities                                               3,623              9              14            24
-------------------------------------------------------------------------------------------------------------------------
Net assets applicable to shares outstanding                       $104,198         3,195           7,611         4,665
-------------------------------------------------------------------------------------------------------------------------

THE PRICING OF SHARES
-------------------------------------------------------------------------------------------------------------------------
Shares outstanding                                                104,198          3,195           7,611         4,665
-------------------------------------------------------------------------------------------------------------------------
Net asset value and redemption price per share                      $1.00           1.00            1.00          1.00
-------------------------------------------------------------------------------------------------------------------------

See accompanying Notes to Financial Statements.

Investors Municipal Cash Fund                                                 11
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
Year ended March 31, 1998
(in thousands)
--------------------------------------------------------------------------------

                                                         NEW YORK      PENNSYLVANIA(A)      FLORIDA(B)      NEW JERSEY(C)
                                                          ---------------------------------------------------------------

INTEREST INCOME                                           $2,983             88                155               123
-------------------------------------------------------------------------------------------------------------------------

EXPENSES:
  Management fee                                             181              5                  9                 8
-------------------------------------------------------------------------------------------------------------------------
  Distribution services fee                                  411             12                 21                18
-------------------------------------------------------------------------------------------------------------------------
  Custodian and transfer agent fees and related
    expenses                                                 136              2                  4                 4
-------------------------------------------------------------------------------------------------------------------------
  Reports to shareholders                                     32             --                  1                 1
-------------------------------------------------------------------------------------------------------------------------
  Registration costs                                          14              6                  6                 8
-------------------------------------------------------------------------------------------------------------------------
  Professional fees                                           21              1                  1                 1
-------------------------------------------------------------------------------------------------------------------------
  Trustees' fees                                               9             --                 --                --
-------------------------------------------------------------------------------------------------------------------------
    Total expenses before expense waiver                     804             26                 42                40
-------------------------------------------------------------------------------------------------------------------------
  Less expenses waived by the investment manager            (149)            (5)                (4)               (8)
-------------------------------------------------------------------------------------------------------------------------
    Total expenses absorbed by the Fund                      655             21                 38                32
-------------------------------------------------------------------------------------------------------------------------
Net investment income                                     $2,328             67                117                91
-------------------------------------------------------------------------------------------------------------------------

(a) For the period from May 21, 1997 (commencement of operations) to March 31, 1998
(b) For the period from May 22, 1997 (commencement of operations) to March 31, 1998
(c) For the period from May 23, 1997 (commencement of operations) to March 31, 1998

Investors Municipal Cash Fund                                                 12
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS
(in thousands)
--------------------------------------------------------------------------------


                                                                     NEW YORK
                                                              -----------------------
                                                               YEAR ENDED MARCH 31,
                                                                1998          1997
                                                              -----------------------
OPERATIONS, DIVIDENDS AND
CAPITAL SHARE ACTIVITY
Net investment income                                         $  2,328         1,077
-------------------------------------------------------------------------------------
Dividends to shareholders from
net investment income                                           (2,328)       (1,077)
-------------------------------------------------------------------------------------
Capital share transactions (dollar amounts and number of
shares are the same):
Shares sold                                                    389,412       239,603
-------------------------------------------------------------------------------------
Shares issued in reinvestment of dividends                       2,361         1,034
-------------------------------------------------------------------------------------
                                                               391,773       240,637
Shares redeemed                                               (348,150)     (198,589)
-------------------------------------------------------------------------------------
Net increase from capital share transactions and total
increase in net assets                                          43,623        42,048
-------------------------------------------------------------------------------------
NET ASSETS:
Beginning of year                                               60,575        18,527
-------------------------------------------------------------------------------------
End of year                                                   $104,198        60,575
-------------------------------------------------------------------------------------

See accompanying Notes to Financial Statements.

Investors Municipal Cash Fund                                                 13
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS
(in thousands)
--------------------------------------------------------------------------------

                                                                                            NEW
                                                              PENNSYLVANIA    FLORIDA     JERSEY
                                                              ------------------------------------
                                                                MAY 21,       MAY 22,     MAY 23,
                                                                1997 TO       1997 TO     1997 TO
                                                               MARCH 31,     MARCH 31,   MARCH 31,
                                                                  1998         1998        1998
                                                              ------------------------------------
OPERATIONS, DIVIDENDS AND
CAPITAL SHARE ACTIVITY
Net investment income                                           $    67           117          91
--------------------------------------------------------------------------------------------------
Dividends to shareholders from
net investment income                                               (67)         (117)        (91)
--------------------------------------------------------------------------------------------------
Capital share transactions (dollar amounts and number of
shares are the same):
Shares sold                                                      14,257        41,975      29,234
--------------------------------------------------------------------------------------------------
Shares issued in reinvestment of dividends                           66           111          89
--------------------------------------------------------------------------------------------------
                                                                 14,323        42,086      29,323
Shares redeemed                                                 (11,228)      (34,575)    (24,758)
--------------------------------------------------------------------------------------------------
Net increase from capital share transactions and total
increase in net assets                                            3,095         7,511       4,565
--------------------------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                                 100           100         100
--------------------------------------------------------------------------------------------------
End of period                                                   $ 3,195         7,611       4,665
--------------------------------------------------------------------------------------------------

Investors Municipal Cash Fund                                                 14
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

1. DESCRIPTION OF THE FUND

Investors Municipal Cash Fund (the Trust) is an open-end management investment company organized as a business trust under the laws of Massachusetts currently offering four series of shares. The Tax-Exempt New York Money Market Fund, Investors Pennsylvania Municipal Cash Fund, Investors Florida Municipal Cash Fund and Investors New Jersey Municipal Cash Fund (the Funds) invest in short-term high quality municipal securities.

2. SIGNIFICANT ACCOUNTING POLICIES

INVESTMENT VALUATION
Investments are stated at amortized cost, which approximates market value. In the event that a deviation of 1/2 of 1% or more exists between a Fund's $1.00 per share net asset value, calculated at amortized cost, and the net asset value calculated by reference to market-based values, or if there is any other deviation that the Board of Trustees believes would result in a material dilution to shareholders or purchasers, the Board of Trustees will promptly consider what action should be initiated.

INVESTMENT TRANSACTIONS AND INTEREST INCOME
Investment transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis and includes amortization of premium on investments.

EXPENSES
Expenses arising in connection with a Fund are allocated to that Fund. Other Trust expenses are allocated among the Funds in proportion to their relative net assets.

FUND SHARE VALUATION AND DIVIDENDS TO SHAREHOLDERS
Fund shares are sold and redeemed on a continuous basis at net asset value. On each day that the New York Stock Exchange is open for trading, each Fund determines its net asset value per share at 11:00 a.m. and 3:00 p.m. Chicago time by dividing the total value of the Fund's investments and other assets, less liabilities, by the number of Fund shares outstanding. Each Fund declares a daily dividend, equal to its net investment income for that day, payable monthly. Net investment income consists of all interest income, plus (minus) all realized gains (losses) on portfolio securities, minus all expenses of the Fund.

FEDERAL INCOME TAXES
Each Fund has complied with the special provisions of the Internal Revenue Code available to investment companies and therefore no federal income tax provision is required.

3. TRANSACTIONS WITH AFFILIATES

INVESTMENT MANAGER COMBINATION
Effective December 31, 1997, Zurich Insurance Company, the parent of Zurich Kemper Investments, Inc. (ZKI), acquired a majority interest in Scudder, Stevens & Clark, Inc. (Scudder), another major investment manager. As a result of this transaction, the operations of ZKI were combined with Scudder to form a new global investment organization named Scudder Kemper Investments, Inc. (Scudder Kemper). The transaction resulted in the termination of the Funds' investment management agreement with ZKI, however, a new investment management agreement between the Funds and Scudder Kemper was approved by the Funds' Board of Trustees and by the Funds' shareholders. The new management agreement, which was effective December 31, 1997, is the same in all material respects as the previous management agreement, except that Scudder Kemper is the new investment adviser to the Funds. In addition, the names of the Funds' principal underwriter and shareholder service agent were changed to Kemper Distributors, Inc. (KDI) and Kemper Service Company (KSvC), respectively.

Investors Municipal Cash Fund                                                 15
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

MANAGEMENT AGREEMENT
The Funds have a management agreement with Scudder Kemper and pay a management fee at an annual rate of .22% of the first $500 million of average daily net assets declining to .15% of average daily net assets in excess of $3 billion. During the year ended March 31, 1998, the Funds incurred management fees of $37,000 after an expense waiver by Scudder Kemper.

DISTRIBUTION AGREEMENT
The Funds have an administration, shareholder services and distribution agreement with Kemper Distributors, Inc. For its services as primary distributor, the Funds pay KDI an annual fee of .50% of average daily net assets of each Fund. For the year ended March 31, 1998, the Funds incurred distribution fees of $462,000. KDI has related service agreements with various firms to provide cash management and other services for Fund shareholders. Under these agreements, KDI pays such firms based on the average daily net assets of those accounts they maintain and service at an annual rate of .50% for each Fund. During the year ended March 31, 1998, KDI paid fees of $445,000 to various firms pursuant to the related service agreements.

SHAREHOLDER SERVICES AGREEMENT
Pursuant to a services agreement with the Trust's transfer agent, KSvC is the shareholder service agent of the Trust. Under the agreement, KSvC received shareholder services fees of $94,000 for the year ended March 31, 1998.

OFFICERS AND TRUSTEES
Certain officers or trustees of the Trust are also officers or directors of Scudder Kemper. During the year ended March 31, 1998, the Trust made no payments to its officers and incurred trustees' fees of $9,000 to independent trustees.

EXPENSE ABSORPTION
Scudder Kemper has agreed to temporarily waive a portion of its management fee and absorb operating expenses to the extent that such expenses exceed .80% of the average daily net assets of the New York Fund and .90% of the average daily net assets of each of the Pennsylvania, Florida and New Jersey Funds. For the year ended March 31, 1998, Scudder Kemper waived $166,000 of expenses.

Investors Municipal Cash Fund                                                 16
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                                                            YEAR ENDED MARCH 31,
NEW YORK                                                        1998      1997      1996      1995      1994
--------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year                            $   1.00      1.00      1.00      1.00      1.00
--------------------------------------------------------------------------------------------------------------
Net investment income                                              .03       .03       .03       .02       .02
--------------------------------------------------------------------------------------------------------------
Less dividends declared                                            .03       .03       .03       .02       .02
--------------------------------------------------------------------------------------------------------------
Net asset value, end of year                                  $   1.00      1.00      1.00      1.00      1.00
--------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                      2.90%     3.03      3.03      2.40      1.63
--------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS AFTER EXPENSE WAIVER OR
ABSORPTION:
Expenses                                                           .80%      .44       .80       .80       .80
--------------------------------------------------------------------------------------------------------------
Net investment income                                             2.83%     2.96      2.95      2.44      1.61
--------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS BEFORE EXPENSE WAIVER OR
ABSORPTION:
Expenses                                                           .98%      .96      1.14      1.15      1.25
--------------------------------------------------------------------------------------------------------------
Net investment income                                             2.65%     2.44      2.61      2.09      1.16
--------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
Net assets at end of year (in thousands)                      $104,198    60,575    18,527    14,090    10,762
--------------------------------------------------------------------------------------------------------------

                                                               PENNSYLVANIA         FLORIDA         NEW JERSEY
                                                              ---------------   ---------------   ---------------
                                                              MAY 21, 1997 TO   MAY 22, 1997 TO   MAY 23, 1997 TO
                                                                 MARCH 31,         MARCH 31,         MARCH 31,
                                                                   1998              1998              1998
-----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                              $ 1.00              1.00              1.00
-----------------------------------------------------------------------------------------------------------------
Net investment income                                                .02               .02               .02
-----------------------------------------------------------------------------------------------------------------
Less dividends declared                                              .02               .02               .02
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                    $ 1.00              1.00              1.00
-----------------------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                                       2.42%             2.41              2.22
-----------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS AFTER EXPENSE WAIVER
(ANNUALIZED):
Expenses                                                             .90%              .90               .90
-----------------------------------------------------------------------------------------------------------------
Net investment income                                               2.76%             2.74              2.55
-----------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS BEFORE EXPENSE WAIVER
(ANNUALIZED):
Expenses                                                            1.11%              .99              1.12
-----------------------------------------------------------------------------------------------------------------
Net investment income                                               2.55%             2.65              2.33
-----------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
Net assets at end of period (in thousands)                        $3,195             7,611             4,665
-----------------------------------------------------------------------------------------------------------------

Note: Scudder Kemper has agreed to temporarily waive a portion of its management fee and absorb certain expenses of the Funds.

FEDERAL TAX STATUS OF 1998 DIVIDENDS

All of the dividends paid by the Funds constitute tax-exempt interest which is not taxable for federal income tax purposes; however, a portion of the dividends paid may be includable in the alternative minimum tax calculation.

 Investors Municipal Cash Fund                                                17

--------------------------------------------------------------------------------
SPECIAL SHAREHOLDERS' MEETING

On December 3, 1997, a special shareholders' meeting was held and adjourned as necessary. Investors Municipal Cash Fund shareholders were asked to vote on five separate issues: election of nine members to the Board of Trustees, ratification of Ernst & Young LLP as independent auditors, approval of new investment management agreement with Scudder Kemper Investments, Inc., approval of new rule 12b-1 distribution plan with Zurich Kemper Distributors, Inc. and approval of changes in investment policies. The results are as follows:

ITEM 1: ELECTION OF THE BOARD OF TRUSTEES.

                              AFFIRMATIVE   WITHHELD
-----------------------------------------------------
INVESTORS MUNICIPAL CASH FUND
DAVID W. BELIN                60,761,958    1,487,736
LEWIS A. BURNHAM              60,760,435    1,489,259
DONALD L. DUNAWAY             60,761,958    1,487,736
ROBERT B. HOFFMAN             60,760,435    1,489,259
DONALD R. JONES               60,760,435    1,489,259
SHIRLEY D. PETERSON           60,760,435    1,489,259
DANIEL PIERCE                 60,760,435    1,489,259
WILLIAM P. SOMMERS            60,761,958    1,487,736
EDMOND D. VILLANI             60,760,435    1,489,259

ITEM 2: SELECTION OF ERNST & YOUNG LLP AS INDEPENDENT AUDITORS.


AFFIRMATIVE   AGAINST   ABSTAIN
-------------------------------
60,948,496    366,783   934,415

ITEM 3: NEW INVESTMENT MANAGEMENT AGREEMENT.

AFFIRMATIVE    AGAINST     ABSTAIN
-----------------------------------
INVESTORS FLORIDA MUNICIPAL CASH FUND
 2,591,576        9,475           0

INVESTORS NEW JERSEY MUNICIPAL CASH FUND
 3,106,760       60,275       2,237

INVESTORS PENNSYLVANIA MUNICIPAL CASH FUND
 2,666,957        1,792      16,590

TAX-EXEMPT NEW YORK MONEY MARKET FUND
50,996,883    1,585,936   1,211,213


ITEM 4: NEW RULE 12B-1 DISTRIBUTION PLAN.

AFFIRMATIVE    AGAINST     ABSTAIN
-----------------------------------
INVESTORS FLORIDA MUNICIPAL CASH FUND
 2,561,838        9,475      29,738

INVESTORS NEW JERSEY MUNICIPAL CASH FUND
 3,085,957       70,415      12,900

INVESTORS PENNSYLVANIA MUNICIPAL CASH FUND
 2,666,957        1,792      16,590

TAX-EXEMPT NEW YORK MONEY MARKET FUND
49,399,496    2,618,995   1,775,541



ITEM 5: APPROVE CHANGES IN INVESTMENT POLICIES.

 AFFIRMATIVE        AGAINST         ABSTAIN
----------------------------------------------
INVESTORS FLORIDA MUNICIPAL CASH FUND
     2,561,838           9,475          29,738

INVESTORS NEW JERSEY MUNICIPAL CASH FUND
     1,959,248          92,121          12,900

INVESTORS PENNSYLVANIA MUNICIPAL CASH FUND
     2,183,048           1,792          16,590

TAX-EXEMPT NEW YORK MONEY MARKET FUND
    22,493,789       2,749,142       2,220,488

                                           INVESTORS
                                           MUNICIPAL
                                           CASH FUND

                                           ANNUAL
                                           REPORT
                                           MARCH 31, 1998


PRINCIPAL UNDERWRITER:
KEMPER DISTRIBUTORS, INC.
222 S. Riverside Plaza,
Chicago, IL 60606

This report is not to be distributed unless preceded or accompanied by an Investors Municipal Cash Fund prospectus.

IMCF-2  1047170 4/98         (LOGO)printed on recycled paper